UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-21698

GAMCO Global Gold, Natural Resources & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

GAMCO Global Gold, Natural Resources & Income Trust

Semiannual Report — June 30, 2021

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Vincent Hugonnard-Roche

To Our Shareholders,

For the six months ended June 30, 2021, the net asset value (NAV) total return of the GAMCO Global Gold, Natural Resources & Income Trust (the Fund) was 4.3%, compared with total returns of 11.1% and (1.3)% for the Chicago Board Options Exchange (CBOE) Standard & Poor’s (S&P) 500 Buy/Write Index and the Philadelphia Gold & Silver (XAU), respectively. The total return for the Fund’s publicly traded shares was 19.6%. The Fund’s NAV per share and the closing price of the publicly traded shares on the NYSE American was $4.00. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2021 (a) (Unaudited)

	Year to Date	1 Year	5 year	10 year	15 year	Since Inception (3/31/05)
GAMCO Global Gold, Natural Resources & Income Trust
(GGN)
NAV Total Return (b)	4.26%	10.36%	3.05%	(2.50)%	(0.41)%	1.44%
Investment Total Return (c)	19.61	28.40	2.90	(2.28)	0.07	1.30
CBOE S&P 500 Buy/Write Index	11.10	27.28	7.05	7.01	5.43	5.55
Bloomberg Barclays Government/Credit Bond Index	(2.01)	(0.50)	3.32	3.71	4.56	4.32
Energy Select Sector Index	45.18	49.81	(0.18)	0.07	2.60	4.28
Philadelphia Gold & Silver Index	(1.30)	10.67	8.59	(2.35)	1.00	3.69

(a)	Performance returns for periods of less than one year are not annualized. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Bloomberg Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments before options written as of June 30, 2021:

GAMCO Global Gold, Natural Resources & Income Trust

Long Positions

Metals and Mining	54.8%
Energy and Energy Services	36.0%
U.S. Government Obligations	9.2%
100.0%
Short Positions

Call Options Written	(5.3)%
Put Options Written	(0.2)%
(5.5)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 89.9%
	Energy and Energy Services — 36.0%
75,600	APA Corp.(a)	$4,706,856	$1,635,228
191,975	Baker Hughes Co.	7,881,506	4,390,468
429,500	BP plc, ADR(a)	16,899,795	11,347,390
163,000	Cabot Oil & Gas Corp.(a)	4,157,229	2,845,980
233,048	Chevron Corp.(a)	29,972,226	24,409,448
157,500	ConocoPhillips(a)	12,281,006	9,591,750
140,000	Devon Energy Corp.(a)	4,903,350	4,086,600
48,000	Diamondback Energy Inc.	4,498,741	4,506,720
600,000	Eni SpA	9,735,118	7,306,591
143,500	EOG Resources Inc.(a)	15,497,980	11,973,640
673,600	Exxon Mobil Corp.(a)	52,202,535	42,490,689
220,000	Halliburton Co.(a)	7,823,231	5,086,400
13,000	Hess Corp.	960,613	1,135,160
45,500	HollyFrontier Corp.(a)	3,158,830	1,496,950
500,008	Kinder Morgan Inc.(a)	9,858,969	9,115,146
213,994	Marathon Petroleum Corp. (a)	14,020,932	12,929,517
127,961	Occidental Petroleum Corp. (a)	4,612,583	4,001,340
149,000	ONEOK Inc.(a)	9,710,681	8,290,360
118,000	Phillips 66(a)	12,724,921	10,126,760
52,400	Pioneer Natural Resources Co.(a)	9,837,445	8,516,048
1,084,000	Royal Dutch Shell plc, Cl. A	33,779,025	21,694,726
340,000	Schlumberger NV(a)	22,387,601	10,883,400
179,000	Suncor Energy Inc.(a)	6,984,953	4,290,630
90,000	Sunoco LP(a)	2,878,605	3,393,000
451,000	The Williams Companies Inc.(a)	17,044,939	11,974,050
386,000	TotalEnergies SE, ADR(a)	22,358,017	17,470,360
117,000	Valero Energy Corp.(a)	12,848,297	9,135,360
		353,725,984	264,123,711

	Metals and Mining — 53.9%
385,000	Agnico Eagle Mines Ltd.(a)	25,202,530	23,273,250
1,929,992	Alamos Gold Inc., Cl. A(a)	15,985,800	14,764,439
185,000	AngloGold Ashanti Ltd., ADR	4,848,646	3,437,300
2,349,000	B2Gold Corp.(a)	12,383,043	9,889,290
1,517,019	Barrick Gold Corp.(a)	35,306,849	31,371,953
2,400,000	Belo Sun Mining Corp.†	1,821,022	1,200,387
201,100	BHP Group Ltd., ADR(a)	14,110,966	14,646,113
665,000	Centamin plc.	963,359	930,933
672,500	Centerra Gold Inc.	5,608,791	5,105,054
425,000	Dundee Precious Metals Inc.	1,878,297	2,574,823
662,000	Eldorado Gold Corp.†	8,496,778	6,586,900
877,841	Endeavour Mining plc.	19,915,362	18,851,345
600,000	Equinox Gold Corp.†	4,536,185	4,170,000
2,749,000	Evolution Mining Ltd.	7,454,663	9,277,256
Shares		Cost	Market Value
214,900	Franco-Nevada Corp.(a)	$29,730,646	$31,175,543
650,000	Freeport-McMoRan Inc.(a)	22,895,400	24,121,500
327,659	Fresnillo plc.	6,606,624	3,497,282
750,000	Gold Fields Ltd., ADR	9,043,050	6,675,000
4,604,079	Gold Road Resources Ltd.	4,628,309	4,350,565
522,276	Harmony Gold Mining Co. Ltd., ADR	3,542,161	1,948,090
3,076,832	Hochschild Mining plc.	10,518,478	6,528,983
1,270,000	Kinross Gold Corp.	9,948,210	8,064,500
501,065	Kirkland Lake Gold Ltd.(a)	22,972,081	19,306,034
40,000	Labrador Iron Ore Royalty Corp.	729,070	1,515,650
622,999	Newcrest Mining Ltd.	13,737,360	11,811,274
410,700	Newmont Corp.(a)	26,728,509	26,030,166
410,015	Northern Dynasty Minerals Ltd.†	871,620	201,727
2,771,626	Northern Star Resources Ltd.	18,575,493	20,328,521
1,928,500	OceanaGold Corp.†	5,367,561	3,655,998
465,000	Osisko Gold Royalties Ltd.	6,040,826	6,373,306
36,700	Pan American Silver Corp.	4,450,941	1,048,519
692,000	Pretium Resources Inc.†	7,582,666	6,615,520
300,000	Rio Tinto plc, ADR(a)	24,654,000	25,167,000
35,000	Royal Gold Inc.(a)	4,022,412	3,993,500
375,032	SSR Mining Inc.	6,364,243	5,846,749
1,065,000	Wesdome Gold Mines Ltd.†	6,364,828	10,103,582
54	Westgold Resources Ltd.†	76	76
434,450	Wheaton Precious Metals Corp.(a)	21,502,438	19,146,212
550,000	Yamana Gold Inc.	3,492,500	2,321,000
		428,881,793	395,905,340
	TOTAL COMMON STOCKS	782,607,777	660,029,051

	RIGHTS — 0.0%
	Metals and Mining — 0.0%
269,700	Pan American Silver Corp., CVR†	61,125	229,245

	WARRANTS — 0.0%
	Energy and Energy Services — 0.0%
7,207	Occidental Petroleum Corp., expire 08/03/27†	35,675	100,249

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.6%
	Metals and Mining — 0.6%
$1,300,000	Fortuna Silver Mines Inc., 4.650%, 10/31/24	1,300,000	1,686,620
2,000,000	Osisko Gold Royalties Ltd., 4.000%, 12/31/22	1,565,384	1,689,722

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Metals and Mining (Continued)
$1,000,000	Pretium Resources Inc., 2.250%, 03/15/22	$1,000,000	$1,018,750
		3,865,384	4,395,092

	TOTAL CONVERTIBLE CORPORATE BONDS	3,865,384	4,395,092

	CORPORATE BONDS — 0.3%
	Metals and Mining — 0.3%
2,000,000	IAMGOLD Corp., 5.750%, 10/15/28(b)	2,000,000	2,083,200

	U.S. GOVERNMENT OBLIGATIONS — 9.2%
28,395,000	U.S. Cash Management Bill, 0.005%††, 09/07/21	28,394,732	28,392,694
39,207,000	U.S. Treasury Bills, 0.015% to 0.045%††, 07/08/21 to 11/04/21(c)	39,203,970	39,203,013

	TOTAL U.S. GOVERNMENT OBLIGATIONS	67,598,702	67,595,707

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0%		$856,168,663	734,432,544

OPTIONS WRITTEN — (5.5)%
(Premiums received $48,594,891)			(40,680,070)

Other Assets and Liabilities (Net)			8,160,887

PREFERRED SHARES
(3,459,899 preferred shares outstanding)			(86,497,475)

NET ASSETS — COMMON SHARES
(154,036,934 common shares outstanding)			$615,415,886

NET ASSET VALUE PER COMMON SHARE
($615,415,886 ÷ 154,036,934 shares outstanding)			$4.00

(a)	Securities, or a portion thereof, with a value of $318,102,793 were deposited with the broker as collateral for options written.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	At June 30, 2021, $29,500,000 of the principal amount was pledged as collateral for options written.

†	Non-income producing security.

††	Represents annualized yield(s) at date(s) of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
Geographic Diversification	% of Total Investments*	Market Value
Long Positions
United States	44.1%	$323,855,136
Canada	30.2	221,652,605
Europe	14.0	102,768,345
Asia/Pacific	8.7	64,069,803
South Africa	1.6	12,060,390
Latin America	1.4	10,026,265
Total Investments — Long Positions	100.0%	$734,432,544

Short Positions
United States	(5.0)%	$(36,779,722)
Canada	(0.3)	(2,064,437)
Europe	(0.1)	(1,375,010)
Asia/Pacific	(0.1)	(460,901)
Total Investments — Short Positions	(5.5)%	$(40,680,070)

*	Total investments exclude options written.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

As of June 30, 2021, options written outstanding were as follows:

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Market Value
OTC Call Options Written — (4.5)%
Agnico Eagle Mines Ltd.	Pershing LLC	1,450	USD	8,765,250	USD	70.00	09/17/21	$132,907
Agnico Eagle Mines Ltd.	Pershing LLC	700	USD	4,231,500	USD	60.00	10/15/21	306,044
Agnico Eagle Mines Ltd.	Pershing LLC	500	USD	3,022,500	USD	66.00	10/15/21	111,058
Agnico Eagle Mines Ltd.	Pershing LLC	1,200	USD	7,254,000	USD	68.00	12/17/21	322,362
Alamos Gold Inc., Cl. A	Pershing LLC	7,300	USD	5,584,500	USD	11.25	07/16/21	410
Alamos Gold Inc., Cl. A	Pershing LLC	3,500	USD	2,677,500	USD	8.50	11/19/21	203,911
Alamos Gold Inc., Cl. A	Pershing LLC	3,000	USD	2,295,000	USD	9.50	11/19/21	110,948
Alamos Gold Inc., Cl. A	Pershing LLC	3,800	USD	2,907,000	USD	8.50	01/21/22	273,800
AngloGold Ashanti Ltd., ADR	Pershing LLC	1,850	USD	3,437,300	USD	17.00	08/20/21	382,078
Apache Corp.	Pershing LLC	252	USD	545,076	USD	20.00	09/17/21	76,578
B2Gold Corp.	Pershing LLC	7,500	USD	3,157,500	USD	5.00	09/17/21	94,920
B2Gold Corp.	Pershing LLC	5,500	USD	2,315,500	USD	5.50	10/15/21	49,749
B2Gold Corp.	Pershing LLC	2,000	USD	842,000	USD	6.00	10/15/21	9,496
B2Gold Corp.	Pershing LLC	8,400	USD	3,536,400	USD	5.60	12/17/21	165,684
Baker Hughes Co.	Pershing LLC	520	USD	1,189,240	USD	24.00	08/20/21	41,791
Baker Hughes Co.	Pershing LLC	800	USD	1,829,600	USD	21.00	10/15/21	215,754
Baker Hughes Co.	Pershing LLC	600	USD	1,372,200	USD	23.00	11/19/21	108,776
Barrick Gold Corp.	Pershing LLC	4,400	USD	9,099,200	USD	23.00	08/20/21	130,275
Barrick Gold Corp.	Pershing LLC	4,650	USD	9,616,200	USD	23.00	10/15/21	281,601
Barrick Gold Corp.	Pershing LLC	850	USD	1,757,800	USD	24.00	10/15/21	38,029
Barrick Gold Corp.	Pershing LLC	5,270	USD	10,898,360	USD	23.00	12/17/21	513,793
BHP Group Ltd., ADR	Pershing LLC	670	USD	4,879,610	USD	65.00	08/20/21	535,200
BHP Group Ltd., ADR	Pershing LLC	670	USD	4,879,610	USD	72.00	09/17/21	156,435
BHP Group Ltd., ADR	Pershing LLC	670	USD	4,879,610	USD	72.00	10/15/21	201,849
BP plc, ADR	Pershing LLC	1,350	USD	3,566,700	USD	26.00	07/16/21	112,463
BP plc, ADR	Pershing LLC	1,445	USD	3,817,690	USD	25.00	09/17/21	296,040
BP plc, ADR	Pershing LLC	1,500	USD	3,963,000	USD	28.00	10/15/21	151,380
Cabot Oil & Gas Corp.	Pershing LLC	550	USD	960,300	USD	20.00	08/20/21	8,877
Chevron Corp.	Pershing LLC	800	USD	8,379,200	USD	100.00	07/16/21	393,961
Chevron Corp.	Pershing LLC	180	USD	1,885,320	USD	100.00	09/17/21	120,305
Chevron Corp.	Pershing LLC	580	USD	6,074,920	USD	105.00	09/17/21	239,074
Chevron Corp.	Pershing LLC	770	USD	8,064,980	USD	115.00	11/19/21	178,113
ConocoPhillips	Pershing LLC	575	USD	3,501,750	USD	60.00	10/15/21	225,617
ConocoPhillips	Pershing LLC	600	USD	3,654,000	USD	54.00	11/19/21	475,469
ConocoPhillips	Pershing LLC	400	USD	2,436,000	USD	62.50	12/17/21	158,875
Devon Energy Corp.	Pershing LLC	700	USD	2,043,300	USD	25.00	10/15/21	352,318
Devon Energy Corp.	Pershing LLC	700	USD	2,043,300	USD	28.00	12/17/21	275,206
Diamondback Energy Inc.	Pershing LLC	160	USD	1,502,240	USD	75.00	08/20/21	298,771
Diamondback Energy Inc.	Pershing LLC	160	USD	1,502,240	USD	80.00	10/15/21	270,971
Diamondback Energy Inc.	Pershing LLC	160	USD	1,502,240	USD	90.00	12/17/21	212,048
Eldorado Gold Corp.	Pershing LLC	1,620	USD	1,611,900	USD	13.00	09/17/21	22,096
Eldorado Gold Corp.	Pershing LLC	1,650	USD	1,641,750	USD	13.00	11/19/21	58,098
Endeavour Mining Corp.	Pershing LLC	3,647	CAD	9,708,314	CAD	17.00	07/16/21	1
Eni SpA	Morgan Stanley	300	EUR	1,540,500	EUR	9.50	07/16/21	140,244
Eni SpA	Morgan Stanley	300	EUR	1,540,500	EUR	10.00	09/17/21	96,670
Eni SpA	Morgan Stanley	300	EUR	1,540,500	EUR	11.00	11/19/21	32,444
Eni SpA	Morgan Stanley	300	EUR	1,540,500	EUR	11.00	01/21/22	46,540
EOG Resources Inc.	Pershing LLC	485	USD	4,046,840	USD	75.00	09/17/21	525,965
EOG Resources Inc.	Pershing LLC	500	USD	4,172,000	USD	77.50	11/19/21	545,073

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
EOG Resources Inc.	Pershing LLC	450	USD	3,754,800	USD	85.00	12/17/21	$357,492
Equinox Gold Corp.	Pershing LLC	3,000	USD	2,085,000	USD	13.00	07/16/21	1
Exxon Mobil Corp.	Pershing LLC	781	USD	4,926,548	USD	55.00	07/16/21	615,573
Exxon Mobil Corp.	Pershing LLC	2,065	USD	13,026,020	USD	60.00	09/17/21	886,401
Exxon Mobil Corp.	Pershing LLC	1,000	USD	6,308,000	USD	55.00	11/19/21	803,216
Exxon Mobil Corp.	Pershing LLC	1,000	USD	6,308,000	USD	60.00	11/19/21	490,324
Exxon Mobil Corp.	Pershing LLC	1,000	USD	6,308,000	USD	61.50	01/21/22	488,069
Exxon Mobil Corp.	Pershing LLC	890	USD	5,614,120	USD	65.00	01/21/22	307,024
Franco-Nevada Corp.	Pershing LLC	700	USD	10,154,900	USD	120.00	09/17/21	1,753,341
Franco-Nevada Corp.	Pershing LLC	700	USD	10,154,900	USD	150.00	11/19/21	514,080
Freeport-McMoRan Inc.	Pershing LLC	1,700	USD	6,308,700	USD	35.00	10/15/21	765,270
Freeport-McMoRan Inc.	Pershing LLC	2,100	USD	7,793,100	USD	35.00	12/17/21	1,126,846
Gold Fields Ltd., ADR	Pershing LLC	2,500	USD	2,225,000	USD	10.00	09/17/21	89,777
Gold Fields Ltd., ADR	Pershing LLC	2,500	USD	2,225,000	USD	10.00	11/19/21	144,631
Gold Fields Ltd., ADR	Pershing LLC	2,500	USD	2,225,000	USD	10.00	01/21/22	194,946
Halliburton Co.	Pershing LLC	1,100	USD	2,543,200	USD	23.00	07/16/21	84,076
Halliburton Co.	Pershing LLC	1,100	USD	2,543,200	USD	22.50	10/15/21	256,819
Harmony Gold Mining Co. Ltd., ADR	Pershing LLC	2,500	USD	932,500	USD	6.00	07/16/21	2
Harmony Gold Mining Co. Ltd., ADR	Pershing LLC	2,600	USD	969,800	USD	5.00	01/21/22	94,016
Hess Corp.	Pershing LLC	130	USD	1,135,160	USD	65.00	08/20/21	293,967
HollyFrontier Corp.	Pershing LLC	200	USD	658,000	USD	45.00	09/17/21	4,499
Kinder Morgan Inc.	Pershing LLC	1,700	USD	3,099,100	USD	16.00	08/20/21	329,960
Kinder Morgan Inc.	Pershing LLC	1,700	USD	3,099,100	USD	18.00	10/15/21	146,832
Kinder Morgan Inc.	Pershing LLC	1,600	USD	2,916,800	USD	19.00	12/17/21	105,890
Kinross Gold Corp.	Pershing LLC	4,500	USD	2,857,500	USD	8.00	07/16/21	5,606
Kinross Gold Corp.	Pershing LLC	800	USD	508,000	USD	7.50	09/17/21	12,841
Kinross Gold Corp.	Pershing LLC	500	USD	317,500	USD	8.50	09/17/21	3,814
Kinross Gold Corp.	Pershing LLC	4,200	USD	2,667,000	USD	7.50	11/19/21	128,071
Kirkland Lake Gold Ltd.	Pershing LLC	1,266	USD	4,877,898	USD	47.00	07/16/21	5,576
Kirkland Lake Gold Ltd.	Pershing LLC	307	USD	1,182,871	USD	50.00	07/16/21	508
Kirkland Lake Gold Ltd.	Pershing LLC	373	USD	1,437,169	USD	35.00	08/20/21	152,963
Kirkland Lake Gold Ltd.	Pershing LLC	1,865	USD	7,185,845	USD	45.00	09/17/21	132,179
Kirkland Lake Gold Ltd.	Pershing LLC	1,200	USD	4,623,600	USD	50.00	10/15/21	50,758
Kirkland Lake Gold Ltd.	Pershing LLC	1,573	USD	6,060,769	USD	45.00	12/17/21	255,518
Marathon Petroleum Corp.	Pershing LLC	500	USD	3,021,000	USD	50.00	07/16/21	515,780
Marathon Petroleum Corp.	Pershing LLC	560	USD	3,383,520	USD	62.50	09/17/21	132,329
Marathon Petroleum Corp.	Pershing LLC	380	USD	2,295,960	USD	52.50	11/19/21	322,960
Marathon Petroleum Corp.	Pershing LLC	150	USD	906,300	USD	62.50	11/19/21	47,771
Marathon Petroleum Corp.	Pershing LLC	550	USD	3,323,100	USD	62.50	01/21/22	219,563
Newcrest Mining Ltd.	Morgan Stanley	1,250	AUD	3,160,000	AUD	27.00	07/15/21	10,653
Newcrest Mining Ltd.	Morgan Stanley	2,150	AUD	5,435,200	AUD	26.00	09/16/21	150,651
Newcrest Mining Ltd.	Morgan Stanley	2,150	AUD	5,435,200	AUD	30.00	11/18/21	77,657
Newmont Corp.	Pershing LLC	950	USD	6,021,100	USD	60.00	07/16/21	332,633
Newmont Corp.	Pershing LLC	990	USD	6,274,620	USD	62.50	08/20/21	298,174
Newmont Corp.	Pershing LLC	1,167	USD	7,396,446	USD	70.00	10/15/21	177,884
Northern Star Resources Ltd.	Morgan Stanley	9,400	AUD	9,193,200	AUD	13.00	12/16/21	221,940
Occidental Petroleum Corp.	Pershing LLC	390	USD	1,219,530	USD	30.00	12/17/21	194,722
ONEOK Inc.	Pershing LLC	330	USD	1,836,120	USD	46.00	07/16/21	324,554
ONEOK Inc.	Pershing LLC	390	USD	2,169,960	USD	55.00	10/15/21	145,142
ONEOK Inc.	Pershing LLC	395	USD	2,197,780	USD	55.00	11/19/21	151,316
ONEOK Inc.	Pershing LLC	375	USD	2,086,500	USD	55.00	01/21/22	177,134
Pan American Silver Corp.	Pershing LLC	367	USD	1,048,519	USD	32.50	08/20/21	22,737

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Phillips 66	Pershing LLC	330	USD	2,832,060	USD	80.00	08/20/21	$226,367
Phillips 66	Pershing LLC	470	USD	4,033,540	USD	80.00	10/15/21	401,856
Phillips 66	Pershing LLC	370	USD	3,175,340	USD	90.00	12/17/21	181,055
Pioneer Natural Resources Co.	Pershing LLC	130	USD	2,112,760	USD	140.00	09/17/21	324,536
Pioneer Natural Resources Co.	Pershing LLC	130	USD	2,112,760	USD	160.00	09/17/21	155,976
Pioneer Natural Resources Co.	Pershing LLC	130	USD	2,112,760	USD	150.00	10/15/21	247,101
Pioneer Natural Resources Co.	Pershing LLC	135	USD	2,194,020	USD	170.00	12/17/21	171,594
Pretium Resources Inc.	Pershing LLC	2,300	USD	2,198,800	USD	11.00	10/15/21	99,404
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	8,389,000	USD	74.07	07/16/21	879,632
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	8,389,000	USD	80.00	09/17/21	446,906
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	8,389,000	USD	82.50	12/17/21	548,318
Royal Dutch Shell plc, Cl. A	Morgan Stanley	310	GBP	4,485,080	GBp	1600.00	09/17/21	90,781
Royal Dutch Shell plc, Cl. A	Morgan Stanley	330	GBP	4,774,440	GBp	1500.00	10/15/21	253,318
Royal Dutch Shell plc, Cl. A	Morgan Stanley	444	GBP	6,423,792	GBp	1400.00	12/17/21	715,012
Royal Gold Inc.	Pershing LLC	350	USD	3,993,500	USD	115.00	12/17/21	283,694
Schlumberger NV	Pershing LLC	1,170	USD	3,745,170	USD	30.00	09/17/21	400,382
Schlumberger NV	Pershing LLC	1,230	USD	3,937,230	USD	37.50	11/19/21	173,968
Schlumberger NV	Pershing LLC	1,000	USD	3,201,000	USD	35.00	01/21/22	249,948
SSR Mining Inc.	Pershing LLC	2,000	USD	3,118,000	USD	20.00	09/17/21	37,910
SSR Mining Inc.	Pershing LLC	1,765	USD	2,751,635	USD	20.00	11/19/21	78,089
Suncor Energy Inc.	Pershing LLC	570	USD	1,366,290	USD	22.00	09/17/21	147,865
Suncor Energy Inc.	Pershing LLC	655	USD	1,570,035	USD	24.00	10/15/21	116,327
Suncor Energy Inc.	Pershing LLC	570	USD	1,366,290	USD	25.00	12/17/21	101,022
Sunoco LP	Pershing LLC	300	USD	1,131,000	USD	30.00	09/17/21	202,329
Sunoco LP	Pershing LLC	300	USD	1,131,000	USD	35.00	11/19/21	72,225
Sunoco LP	Pershing LLC	300	USD	1,131,000	USD	35.00	12/17/21	78,356
The Williams Companies Inc.	Pershing LLC	1,050	USD	2,787,750	USD	23.00	07/16/21	357,642
The Williams Companies Inc.	Pershing LLC	1,000	USD	2,655,000	USD	24.00	09/17/21	244,440
The Williams Companies Inc.	Pershing LLC	1,060	USD	2,814,300	USD	27.00	11/19/21	118,725
The Williams Companies Inc.	Pershing LLC	1,020	USD	2,708,100	USD	27.00	01/21/22	128,017
TotalEnergies SE, ADR	Pershing LLC	1,000	USD	4,526,000	USD	45.00	07/16/21	96,383
TotalEnergies SE, ADR	Pershing LLC	335	USD	1,516,210	USD	50.00	07/16/21	528
TotalEnergies SE, ADR	Pershing LLC	1,100	USD	4,978,600	USD	50.00	09/17/21	66,737
TotalEnergies SE, ADR	Pershing LLC	1,100	USD	4,978,600	USD	45.00	11/19/21	278,964
Valero Energy Corp.	Pershing LLC	340	USD	2,654,720	USD	77.50	08/20/21	132,835
Valero Energy Corp.	Pershing LLC	370	USD	2,888,960	USD	80.00	10/15/21	175,018
Valero Energy Corp.	Pershing LLC	370	USD	2,888,960	USD	80.00	12/17/21	211,391
VanEck Vectors Gold Miners ETF	Pershing LLC	2,625	USD	8,919,750	USD	39.00	11/19/21	271,976
Wheaton Precious Metals Corp.	Pershing LLC	1,750	USD	7,712,250	USD	47.00	09/17/21	248,291
Wheaton Precious Metals Corp.	Pershing LLC	1,567	USD	6,905,769	USD	50.00	12/17/21	302,208
Yamana Gold Inc.	Pershing LLC	2,750	USD	1,160,500	USD	6.50	10/15/21	12,760
Yamana Gold Inc.	Pershing LLC	2,750	USD	1,160,500	USD	5.00	12/17/21	63,272
TOTAL OTC CALL OPTIONS WRITTEN								$33,217,711
OTC Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	Pershing LLC	1,700	USD	9,157,900	USD	40.00	07/16/21	$5,100
iShares Global Clean Energy ETF	Pershing LLC	1,000	USD	2,346,000	USD	21.00	12/17/21	77,749
VanEck Vectors Gold Miners ETF	Pershing LLC	4,000	USD	13,592,000	USD	34.00	10/15/21	907,174
TOTAL OTC PUT OPTIONS WRITTEN								$990,023

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (0.8)%
Alamos Gold Inc., Cl. A	9,000	USD	6,885,000	USD	10.00	09/17/21	$108,000
AngloGold Ashanti Ltd., ADR	925	USD	1,718,650	USD	28.00	07/16/21	4,625
AngloGold Ashanti Ltd., ADR	925	USD	1,718,650	USD	25.00	10/15/21	23,125
Apache Corp.	500	USD	1,081,500	USD	20.00	07/16/21	103,500
Centerra Gold Inc.	3,350	CAD	3,152,350	CAD	19.00	07/16/21	4,054
Centerra Gold Inc.	3,350	CAD	3,152,350	CAD	15.00	09/17/21	40,537
Dundee Precious Metals Inc.	4,250	CAD	3,191,750	CAD	10.00	10/15/21	346,281
Eldorado Gold Corp.	1,615	USD	1,606,925	USD	13.00	07/16/21	16,150
Endeavour Mining Corp.	1,918	CAD	5,105,716	CAD	27.00	07/16/21	69,627
Endeavour Mining Corp.	2,620	CAD	6,974,440	CAD	30.00	07/16/21	9,511
Endeavour Mining Corp.	570	CAD	1,517,340	CAD	32.00	07/16/21	690
Endeavour Mining Corp.	600	CAD	1,597,200	CAD	36.00	07/16/21	3,630
Endeavour Mining Corp.	1,170	CAD	3,114,540	CAD	26.00	09/17/21	210,007
Endeavour Mining Corp.	600	CAD	1,597,200	CAD	30.00	09/17/21	36,302
Endeavour Mining Corp.	1,300	CAD	3,460,600	CAD	32.00	11/19/21	94,385
Endeavour Mining plc	3,088	CAD	8,220,256	CAD	30.00	12/17/21	411,036
Equinox Gold Corp.	3,000	USD	2,085,000	USD	10.00	07/16/21	15,000
Franco-Nevada Corp.	24	USD	348,168	USD	120.00	07/16/21	60,720
Franco-Nevada Corp.	725	USD	10,517,575	USD	150.00	01/21/22	727,175
Freeport-McMoRan Inc.	2,700	USD	10,019,700	USD	35.00	01/21/22	1,593,000
Harmony Gold Mining Co. Ltd., ADR	2,723	USD	1,015,679	USD	7.00	11/19/21	27,230
Occidental Petroleum Corp.	390	USD	1,219,530	USD	25.00	07/16/21	246,675
OceanaGold Corp.	9,500	CAD	2,232,500	CAD	2.50	07/16/21	42,151
Osisko Gold Royalties Ltd.	2,000	CAD	3,398,000	CAD	16.00	07/16/21	181,510
Osisko Gold Royalties Ltd.	2,000	CAD	3,398,000	CAD	15.00	09/17/21	375,121
Pretium Resources Inc.	2,320	USD	2,217,920	USD	13.00	07/16/21	23,200
Pretium Resources Inc.	2,300	USD	2,198,800	USD	11.00	01/21/22	195,500
VanEck Vectors Gold Miners ETF	1,750	USD	5,946,500	USD	37.00	07/16/21	10,500
VanEck Vectors Gold Miners ETF	1,750	USD	5,946,500	USD	37.00	09/17/21	155,750
VanEck Vectors Gold Miners ETF	2,625	USD	8,919,750	USD	42.00	12/17/21	191,625
Wesdome Gold Mines Ltd.	3,600	CAD	4,233,600	CAD	12.00	10/15/21	239,594
Yamana Gold Inc.	2,750	USD	1,160,500	USD	7.00	07/16/21	2,750
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$5,568,961
Exchange Traded Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	2,000	USD	10,774,000	USD	43.00	09/17/21	$74,000
Energy Select Sector SPDR ETF	1,400	USD	7,541,800	USD	47.00	12/17/21	247,800
iShares Global Clean Energy ETF	865	USD	2,029,290	USD	19.00	10/15/21	12,975
NextEra Energy Partners LP	220	USD	1,679,920	USD	65.00	10/15/21	28,600
VanEck Vectors Gold Miners ETF	4,500	USD	15,291,000	USD	28.00	08/20/21	45,000
VanEck Vectors Gold Miners ETF	4,500	USD	15,291,000	USD	30.00	12/17/21	495,000
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$903,375

TOTAL OPTIONS WRITTEN							$40,680,070

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

Assets:
Investments in securities, at value (cost $856,168,663)	$734,432,544
Foreign currency, at value (cost $138,519)	137,871
Cash	275,444
Deposit at brokers for securities sold short	3,884,781
Receivable for investments in securities sold	4,387,032
Dividends and interest receivable	543,749
Deferred offering expense	92,583
Prepaid expenses	7,196
Total Assets	743,761,200
Liabilities:
Options written, at value (premiums received $48,594,891)	40,680,070
Distributions payable	60,068
Payable for investment securities purchased	49,305
Payable for investment advisory fees	593,006
Payable for payroll expenses	23,340
Payable for accounting fees	3,750
Other accrued expenses	438,300
Total Liabilities	41,847,839
Cumulative Preferred Shares $0.001 par value, unlimited number of shares authorized:
Series B Preferred Shares (5.000%, $25 liquidation value, 3,459,899 shares issued and outstanding)	86,497,475

Net Assets Attributable to Common Shareholders	$615,415,886

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,212,273,545
Total accumulated loss	(596,857,659)
Net Assets	$615,415,886

Net Asset Value per Common Share:
($615,415,886 ÷ 154,036,934 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$4.00
Statement of Operations
For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $520,969)	$9,501,432
Interest	152,720
Total Investment Income	9,654,152
Expenses:
Investment advisory fees	3,519,947
Offering expense for issuance of common shares	184,860
Shareholder communications expenses	165,357
Trustees’ fees	107,662
Payroll expenses	104,631
Legal and audit fees	81,239
Custodian fees	27,069
Accounting fees	22,500
Service fees for securities sold short (See Note 2)	21,689
Shareholder services fees	16,420
Interest expense	234
Miscellaneous expenses	80,375
Total Expenses	4,331,983
Less:
Expenses paid indirectly by broker (See Note 3)	(2,942)
Net Expenses	4,329,041
Net Investment Income	5,325,111
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Written Options, and Foreign Currency:
Net realized loss on investments in securities	(13,212,298)
Net realized gain on securities sold short	257,713
Net realized gain on written options	14,675,054
Net realized loss on foreign currency transactions	(69,002)
Net realized gain on investments in securities, securities sold short, written options, and foreign currency transactions	1,651,467
Net change in unrealized appreciation/depreciation:
on investments in securities	9,129,843
on written options	10,080,243
on foreign currency translations	(1,652)
Net change in unrealized appreciation/depreciation on investments in securities, written options, and foreign currency translations	19,208,434
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Written Options, and Foreign Currency	20,859,901
Net Increase in Net Assets Resulting from Operations	26,185,012
Total Distributions to Preferred Shareholders	(2,162,437)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$24,022,575

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Statement of Changes in Net Assets Attributable to Common Stockholders

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Operations:
Net investment income	$5,325,111	$6,858,890
Net realized gain on investments in securities, securities sold short, written options, and foreign currency transactions	1,651,467	71,369,770
Net change in unrealized appreciation/depreciation on investments in securities, written options, and foreign currency translations	19,208,434	(50,192,234)
Net Increase in Net Assets Resulting from Operations	26,185,012	28,036,426
Distributions to Preferred Shareholders	(2,162,437)*	(4,326,630)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	24,022,575	23,709,796

Distributions to Common Shareholders:
Accumulated earnings	(5,562,915)*	(4,835,836)
Return of capital	(22,251,659)*	(73,144,119)
Total Distributions to Common Shareholders	(27,814,574)	(77,979,955)

Fund Share Transactions:
Net increase in net assets from common shares issued in offering	—	40,049,726
Increase in net assets from common shares issued upon reinvestment of distributions	230,034	828,884
Decrease in net assets from repurchase of common shares	(7,496,031)	(32,610,136)
Net increase in net assets from repurchase of preferred shares	—	11,955
Net Increase/(Decrease) in Net Assets from Fund Share Transactions	(7,265,997)	8,280,429

Net Decrease in Net Assets Attributable to Common Shareholders	(11,057,996)	(45,989,730)

Net Assets Attributable to Common Shareholders:
Beginning of year	626,473,882	672,463,612
End of period	$615,415,886	$626,473,882

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019		2018	2017	2016
Operating Performance:
Net asset value, beginning of year	$4.01		$4.31	$4.17		$5.46	5.68	$5.34
Net investment income	0.03		0.04	0.02		0.07	0.06	0.03
Net realized and unrealized gain/(loss) on investments, securities sold short, written options, and foreign currency transactions	0.14		0.13	0.74		(0.73)	0.35	1.15
Total from investment operations	0.17		0.17	0.76		(0.66)	0.41	0.18
Distributions to Preferred Shareholders: (a)
Net investment income	(0.01	)*	(0.03)	(0.03)		(0.03)	(0.03)	(0.00	)(b)
Return of capital	—		—	—		—	—	(0.04)
Total distributions to preferred shareholders	(0.01)		(0.03)	(0.03)		(0.03)	(0.03)	(0.04)
Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.16		0.14	0.73		(0.69)	0.38	1.14
Distributions to Common Shareholders:
Net investment income	(0.02	)*	(0.03)	(0.00	)(b)	(0.03)	(0.05)	(0.04)
Net realized gain	(0.02	)*	—	—		—	—	—
Return of capital	(0.14	)*	(0.45)	(0.60)		(0.57)	(0.55)	(0.80)
Total distributions to common shareholders	(0.18)		(0.48)	(0.60)		(0.60)	(0.60)	(0.84)
Fund Share Transactions:
Increase in net asset value from common share transactions	—		0.01	0.01		0.00 (b)	0.00 (b)	0.04
Increase in net asset value from common shares issued upon reinvestment of distributions	0.00	(b)	—	—		—	—	—
Increase in net asset value from repurchase of common shares	0.01		0.03	0.00	(b)	—	—	0.00	(b)
Increase in net asset value from repurchase of preferred shares and transaction fees	—		0.00 (b)	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)
Total Fund share transactions	0.01		0.04	0.01		0.00 (b)	0.00 (b)	0.04
Net Asset Value Attributable to Common Shareholders, End of Period	$4.00		$4.01	$4.31		$4.17	$5.46	$5.68
NAV total return †	4.26%		5.58%	18.82%		(13.54)%	7.05%	22.67%
Market value, end of period	$4.00		$3.51	$4.40		$3.70	$5.21	$5.30
Investment total return ††	19.61%		(8.68)%	36.72%		(19.44)%	9.61%	29.39%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$701,913		$712,971	$759,110		$655,478	$828,655	$853,079
Net assets attributable to common shares, end of period (in 000’s)	$615,416		$626,474	$672,464		$568,366	$740,746	$764,312
Ratio of net investment income to average net assets attributable to common shares	1.72	%(c)	1.08%	0.46%		1.38%	1.13%	0.44%
Ratio of operating expenses to average net assets attributable to common shares (d)(e)(f)	1.40	%(c)	1.42%	1.37%		1.35%	1.31%	1.32%
Portfolio turnover rate	56%		89%	93%		146%	215%	198%

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2021	Year Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Cumulative Preferred Shares:
5.000% Series B Preferred
Liquidation value, end of period (in 000’s)	$86,497	$86,497	$86,646	$87,112	$87,909	$88,767
Total shares outstanding (in 000’s)	3,460	3,460	3,466	3,484	3,516	3,551
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (g)	$25.44	$25.13	$24.12	$23.06	$24.13	$23.81
Asset coverage per share	$203	$206	$219	$188	$236	$240
Asset Coverage	811%	824%	876%	752%	943%	961%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.

(b)	Amount represents less than $0.005 per share.

(c)	Annualized.

(d)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses had not been incurred, the expense ratios for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017, and 2016 would have been 1.39%, 1.34%, 1.33%, 1.33%, 1.30%, and 1.31% attributable to common shares, respectively, and 1.22%, 1.18%, 1.17%, 1.17%, 1.16%, and 1.17% including liquidation value of preferred shares.

(e)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017, and 2016 would have been 1.23%, 1.25%, 1.20%, 1.19%, 1.17%, and 1.18%, respectively.

(f)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.

(g)	Based on weekly prices.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. GAMCO Global Gold, Natural Resources & Income Trust (the Fund) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on January 4, 2005 and registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced on March 31, 2005.

The Fund’s primary investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resources industries. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution, or trading of gold, or the financing, managing and controlling, or operating of companies engaged in “gold related” activities (Gold Companies). In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production, or distribution of natural resources, such as gas and oil, paper, food and agriculture, forestry products, metals, and minerals as well as related transportation companies and equipment manufacturers (Natural Resources Companies). The Fund may invest in the securities of companies located anywhere in the world.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities

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exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$660,029,051	—	$660,029,051
Rights (a)	229,245	—	229,245
Warrants (a)	100,249	—	100,249
Convertible Corporate Bonds (a)	—	$4,395,092	4,395,092
Corporate Bonds (a)	—	2,083,200	2,083,200
U.S. Government Obligations	—	67,595,707	67,595,707
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$660,358,545	$74,073,999	$734,432,544

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Equity Contracts
Call Options Written	$(5,167,236)	$(33,619,436)	$(38,786,672)
Put Options Written	(776,500)	(1,116,898)	(1,893,398)
TOTAL INVESTMENTS IN SECURITIES - LIABLITIES	$(5,943,736)	$(34,736,334)	$(40,680,070)

(a) Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.

There were no level 3 investments held at June 30, 2021 or December 31, 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The

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circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2021, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying

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security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at December 31, 2020 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2021 had an average monthly market value of approximately $44,902,871.

At June 30, 2021, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of	Gross Amounts
	Recognized Liabilities	Available for	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented in
	Statement of	Statement of Assets	the Statement of
	Assets and Liabilities	and Liabilities	Assets and Liabilities
Liabilities
OTC Equity Written Options	$34,207,734	—	$34,207,734

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2021:

	Net Amounts Not Offset in the Statement of
	Assets and Liabilities
	Net Amounts of
	Liabilities Presented in
	the Statement of	Securities Pledged	Cash Collateral
	Assets and Liabilities	as Collateral	Pledged	Net Amount
Counterparty
Pershing LLC	$32,371,824	$(32,371,824)	—	—
Morgan Stanley	1,835,910	(1,835,910)	—	—
Total	$34,207,734	$(34,207,734)	—	—

As of June 30, 2021 the value of equity options written can be found in the Statement of Assets and Liabilities, under Liabilities, Options written, at value. For the six months ended June 30,2021, the effect of equity options

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written can be found in the Statement of Operations under Net Realized and Unrealized Gain/Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency, within Net realized gain on written options, and Net change in unrealized appreciation/depreciation on written options.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. For the six months ended June 30, 2021, the Fund incurred $21,689 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940

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Notes to Financial Statements (Unaudited) (Continued)

Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2021, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2021, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from

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Notes to Financial Statements (Unaudited) (Continued)

foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fess. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.000% Series B Cumulative Preferred Shares (Series B Preferred) are accrued on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2020 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$4,835,836	$4,326,630
Return of capital	73,144,119	—
Total distributions paid	$77,979,955	$4,326,630

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

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Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2020, the Fund had net long term capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Long term capital loss carryforward with no expiration	$441,461,318

The following summarizes the tax cost of investments and derivatives and the related net unrealized depreciation at June 30, 2021:

		Gross	Gross
	Cost/	Unrealized	Unrealized	Net Unrealized
	(Premiums)	Appreciation	Depreciation	Depreciation
Investments and derivative instruments	$855,541,882	$29,488,590	$(191,277,998)	$(161,789,408)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2021, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,942.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2021, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation

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from affiliates of the Adviser). For the six months ended June 30, 2021, the Fund accrued $104,631 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated $417,555,639 and $363,266,433, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Fund has an effective $500 million shelf registration for the issuance of common or preferred shares. On June 17, 2021 the Fund filed a prospectus supplement for at-the-market offerings of up to 20 million common shares. During the year ended December 31, 2020, the Fund has sold its common shares in “at the market” offerings as summarized in the following table:

			Sales		Net Proceeds
			Manager	Offering	in Excess of
Year Ended	Shares Issued	Net Proceeds	Commissions	Expenses	Par
2020	9,353,536	$40,049,726	$334,825	$105,404	$999,585

The Board has authorized the repurchase of its common shares in the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2021 and the year ended December 31, 2020, the Fund repurchased and retired 2,143,897 and 9,290,549 of its common shares at an investment of $7,496,031 and $32,610,136 and an average discount of approximately 11.85% and 13.28% from its NAV, respectively.

Transactions in common shares of beneficial interest for the six months ended June 30, 2021 and the year ended December 31, 2020, were as follows:

	Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020
	Shares	Amount	Shares	Amount

Shares issued pursuant to shelf offering	—	$—	9,353,536	$40,049,726
Increase in net assets from common shares issued upon reinvestment of distributions	56,799	230,034	200,245	828,884
Decrease in net assets from repurchase of common shares	(2,143,897)	(7,496,031)	(9,290,549)	(32,610,136)
Net increase/(decrease)	(2,087,098)	$(7,265,997)	263,232	$8,268,474

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of $0.001 par value Preferred Shares. The Series B Preferred are callable at any time at the liquidation value of $25 per share plus accrued and unpaid dividends. The Board has authorized the repurchase of the Series B Preferred in

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Notes to Financial Statements (Unaudited) (Continued)

the open market at prices less than the $25 liquidation value per share. During the year ended December 31, 2020, the Fund repurchased and retired 5,950 of the Series B Preferred in the open market at an investment of $134,546, and an average discount of approximately 9.59% from its liquidation preference. At June 30, 2021, 3,459,899 Series B Preferred were outstanding and accrued dividends amounted to $60,068.

The Series B Preferred is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series B Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series B Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GAMCO Global Gold, Natural Resources & Income Trust
Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 7, 2021, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 10, 2021 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 10, 2021. At that meeting, common and preferred shareholders, voting together as a single class, re-elected John D. Gabelli, Michael J. Ferrantino, Leslie F. Foley, and Michael J. Melarkey as Trustees of the Fund, with a total of 37,967,791 votes, 37,988,154 votes, 37,990,181 votes, and 37,788,877 votes cast in favor of these Trustees, and a total of 892,453 votes, 872,090 votes, 870,063 votes, and 1,071,366 withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected James P. Conn as a Trustee of the Fund, with 2,392,277 votes cast in favor of this Trustee and 72,557 votes withheld for this Trustee.

Mario J. Gabelli, Calgary Avansino, Elizabeth C. Bogan, Vincent D. Enright, Agnes Mullady, Kuni Nakamura, John Birch, Frank J. Fahrenkopf, Jr., Robert J. Morrissey, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO Global Gold, Natural Resources & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 24, 2021, the Board of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one, three, five, and ten year periods (as of December 31, 2020) against a peer group of covered call funds with a focus on energy and/or natural resources prepared by the Adviser (the Adviser Peer Group). The Independent Board Members noted that the Fund’s performance was in the third quartile for the one, the three, and the ten year periods and the second quartile for the five year period for the Adviser Peer Group. The Independent Board Members noted that the Fund’s option writing strategy had performed well and that the Fund’s underperformance relative to the Adviser Peer Group was attributable to its particular sector focus and the challenging market environment for the natural resources and energy sectors over the applicable measurement periods. The Independent Board Members also compared the Fund’s performance with relevant benchmarks it considered representative of the Fund’s strategy and noted the Fund’s generally favorable performance relative to those benchmarks (which do not reflect options strategies). The Independent Board Members discussed the option writing parameters that the relevant portfolio manager had been pursuing recently and noted that shareholders of the Fund continue to indicate that the Fund’s covered call strategy was a desirable feature of the Fund for them.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliate of the Adviser earned fees on sales of shares of the Fund in the Fund’s at-the-market offering program.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential sharing of economies of scale.

Service and Cost Comparisons. The Independent Board Members noted that in prior years the Adviser has provided information comparing the investment management fee of the Fund with the investment management fees of a peer group of core, growth, and sector value funds selected by Lipper. The Independent Board Members noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds, except for the presence of leverage and fees chargeable on assets attributable to leverage in certain circumstances. The Board recognized that the

GAMCO Global Gold, Natural Resources & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund. The Independent Board Members noted that the Adviser will be providing supplemental information comparing the expenses of the Fund to the expenses of peer funds.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services and that its recent performance record against the limited universe of other funds that utilize a covered call options writing strategy was acceptable. The Independent Board Members also concluded that the Fund had performed more favorably in recent years in relation to the performance of the particular natural resources and energy industries the Fund focuses on. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was reasonable and that economies of scale were not a significant factor in their thinking at this point. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, and subject to the Independent Board Members’ receipt of supplemental information regarding the Fund’s expenses from the Adviser, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was adequate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

AUTOMATIC DIVIDEND REINVESTMENT
AND VOLUNTARY CASH PURCHASE PLANS

Under the Fund’s Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan (the “Plan”), a shareholder whose shares of common s tock are registered in his or her own name will have all distributions reinvested automatically by American Stock Transfer (“AST”), which is an agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in “street name”) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own shares of common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to investors who do not participate in the Plan will be paid by check mailed directly to the record holder by AST as dividend-disbursing agent.

Enrollment in the Plan

It is the policy of GAMCO Global Gold, Natural Resources & Income Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their common shares certificates to American Stock Transfer (“AST”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash may submit this request in writing to:

GAMCO Global Gold, Natural Resources & Income Trust
c/o American Stock Transfer
6201 15th Avenue
Brooklyn, NY 11219
Telephone: (888) 937-5549

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the Fund’s records. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact AST at (888) 937-5549.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy shares of common shares in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

AUTOMATIC DIVIDEND REINVESTMENT
AND VOLUNTARY CASH PURCHASE PLANS

(Continued)

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund’s shares at the then current market price. shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates $0.75, plus a per share fee (currently $0.02 per share). Per share fees include any applicable brokerage commissions Computershare is required to pay and fees for such purchases are expected to be less than the usual fees for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 6006, Carol Stream, IL 60197-6006 such that AST receives such payments approximately two business days before the 1st and 15th of the month. Funds not received at least two business days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least two business days before such payment is to be invested.

Shareholders wishing to liquidate shares held at AST may do so through the Internet, in writing or by telephone to the above-mentioned website, address or telephone number. Include in your request your name, address, and account number. Computershare will sell such shares through a broker-dealer selected by Computershare within 5 business days of receipt of the request. The sale price will equal the weighted average price of all shares sold through the Plan on the day of the sale, less applicable fees. Participants should note that Computershare is unable to accept instructions to sell on a specific date or at a specific price. The cost to liquidate shares is $2.50 per transaction as well as the per share fee (currently $0.10 per share) Per share fees include any applicable brokerage commissions Computershare is required to pay and are expected to be less than the usual fees for such transactions.

More information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan is available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 30 days written notice to participants in the Plan.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The GAMCO Global Gold, Natural Resources & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center
Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO GLOBAL GOLD, NATURAL RESOURCES

& INCOME TRUST

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

TRUSTEES	OFFICERS

Calgary Avansino	Bruce N. Alpert
Former Chief Executive Officer,	President
Glamcam
John C. Ball
Elizabeth C. Bogan	Treasurer
Senior Lecturer in Economics,
Princeton University	Peter Goldstein
Secretary & Vice President
Anthony S. Colavita
President,	Richard J. Walz
Anthony S. Colavita, P.C.	Chief Compliance Officer

James P. Conn	Molly A.F. Marion
Former Managing Director &	Vice President & Ombudsman
Chief Investment Officer,
Financial Security Assurance	Laurissa M. Martire
Holdings LTD.	Vice President & Ombudsman

David I. Schachter
Vincent D. Enright	Vice President
Former Senior Vice President &
Chief Financial Officer,	Carter W. Austin
KeySpan Corp.	Vice President

Frank J. Fahrenkopf, Jr.	INVESTMENT ADVISER
Former President & Chief
Executive Officer,	Gabelli Funds, LLC
American Gaming Association	One Corporate Center
Rye, New York 10580-1422
Michael J. Melarkey
Of Counsel,	CUSTODIAN
McDonald Carano Wilson LLP
The Bank of New York
Agnes Mullady	Mellon
Former Senior Vice President
GAMCO Investors, Inc.	COUNSEL

Salvatore M. Salibello	Skadden, Arps, Slate, Meagher &
Senior Partner,	Flom LLP
Bright Side Consulting
TRANSFER AGENT AND
Anthonie C. van Ekris	REGISTRAR
Chairman,
BALMAC International, Inc.	American Stock Transfer and
Trust Company
Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

GGN Q2/2021

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2021 through 01/31/2021	Common – 947,869 Preferred Series B – N/A	Common – $3.5470 Preferred Series B – N/A	Common – 947,869 Preferred Series B – N/A	Common – 156,124,032 - 947,869 = 155,176,163 Preferred Series B – 3,459,899
Month #2 02/01/2021 through 02/28/2021	Common – 672,508 Preferred Series B – N/A	Common – $3.4628 Preferred Series B – N/A	Common – 672,508 Preferred Series B – N/A	Common – 155,176,163 - 672,508 = 154,503,655 Preferred Series B – 3,459,899
Month #3 03/01/2021 through 03/31/2021	Common – 523,520 Preferred Series B – N/A	Common – $3.4482 Preferred Series B – N/A	Common – 523,520 Preferred Series B – N/A	Common – 154,503,655 - 523,520 = 153,980,135 Preferred Series B – 3,459,899
Month #4 04/01/2021 through 04/30/2021	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 153,980,135 Preferred Series B – 3,459,899
Month #5 05/01/2021 through 05/31/2021	Common – 230,500 Preferred Series B – N/A	Common – $3.4150 Preferred Series B – N/A	Common – 230,500 Preferred Series B – N/A	Common – 153,980,135 Preferred Series B – 3,459,899
Month #6 06/01/2021 through 06/30/2021	Common – 174,900 Preferred Series B – N/A	Common – $3.3814 Preferred Series B – N/A	Common – 174,900 Preferred Series B – N/A	Common – 153,980,135 Preferred Series B – 3,459,899
Total	Common – 2,143,897 Preferred Series B – N/A	Common – $3.4952 Preferred Series B – N/A	Common – 2,143,897 Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs in the Fund’s reports to shareholders in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.
c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Gold, Natural Resources & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 3, 2021

* Print the name and title of each signing officer under his or her signature.